UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


 [LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48483-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2013 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (49.3%)

            CONSUMER DISCRETIONARY (1.5%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
$    5,000  Ally Financial, Inc.                            4.63%         6/26/2015           $    5,271
                                                                                              ----------
            AUTOMOTIVE RETAIL (0.0%)
     1,000  AutoZone, Inc.                                  5.75          1/15/2015                1,082
                                                                                              ----------
            BROADCASTING (0.0%)
     1,000  Sinclair Television Group, Inc. (a)             9.25         11/01/2017                1,088
                                                                                              ----------
            CABLE & SATELLITE (0.3%)
       154  Charter Communications Operating, LLC (b)       3.45          9/06/2016                  154
     1,000  Comcast Corp.                                   6.50          1/15/2017                1,201
     5,000  NBCUniversal Enterprise, Inc. (a)               1.97          4/15/2019                5,091
     1,000  Time Warner Cable, Inc.                         8.25          2/14/2014                1,059
                                                                                              ----------
                                                                                                   7,505
                                                                                              ----------
            CASINOS & GAMING (0.2%)
     5,000  CityCenter Holdings, LLC                        7.63          1/15/2016                5,394
                                                                                              ----------
            CATALOG RETAIL (0.0%)
     1,000  QVC, Inc. (a)                                   7.38         10/15/2020                1,110
                                                                                              ----------
            DEPARTMENT STORES (0.1%)
       851  Macy's Retail Holdings, Inc.                    5.90         12/01/2016                  988
     2,000  Macy's Retail Holdings, Inc.                    7.45          7/15/2017                2,468
                                                                                              ----------
                                                                                                   3,456
                                                                                              ----------
            HOME FURNISHINGS (0.2%)
     4,988  Serta Simmons Holdings, LLC (b)                 5.00         10/01/2019                5,064
                                                                                              ----------
            HOUSEHOLD APPLIANCES (0.0%)
     1,000  Whirlpool Corp.                                 7.75          7/15/2016                1,183
                                                                                              ----------
            LEISURE PRODUCTS (0.1%)
     2,000  Hasbro, Inc.                                    6.13          5/15/2014                2,110
                                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                     7.63         10/01/2018                1,194
     2,000  Service Corp. International                     7.00          5/15/2019                2,197
                                                                                              ----------
                                                                                                   3,391
                                                                                              ----------
            SPECIALTY STORES (0.3%)
     4,963  Harbor Freight Tools (b)                        5.50         11/14/2017                5,039
     2,000  Sally Holdings, LLC / Sally Capital Inc.        5.75          6/01/2022                2,165
     2,000  Staples, Inc.                                   9.75          1/15/2014                2,126
                                                                                              ----------
                                                                                                   9,330
                                                                                              ----------
            Total Consumer Discretionary                                                          45,984
                                                                                              ----------
            CONSUMER STAPLES (1.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     2,000  Cargill, Inc. (a)                               6.00         11/27/2017                2,417
                                                                                              ----------

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1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            DRUG RETAIL (0.4%)
$    9,713  CVS Pass-Through Trust (a)                       5.93%        1/10/2034           $   11,851
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.6%)
       988  B&G Foods, Inc. (b)                              4.00        11/30/2018                1,003
    15,000  Kraft Foods Group, Inc.                          3.50         6/06/2022               16,024
                                                                                              ----------
                                                                                                  17,027
                                                                                              ----------
            SOFT DRINKS (0.0%)
     1,000  Coca-Cola Co.                                    1.80         9/01/2016                1,036
                                                                                              ----------
            Total Consumer Staples                                                                32,331
                                                                                              ----------
            ENERGY (7.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.                             6.00        11/15/2018                2,709
                                                                                              ----------
            INTEGRATED OIL & GAS (0.1%)
     2,000  Hess Corp.                                       8.13         2/15/2019                2,609
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  Exterran Holdings, Inc.                          7.25        12/01/2018                2,167
     3,079  SEACOR Holdings, Inc.                            7.38        10/01/2019                3,361
                                                                                              ----------
                                                                                                   5,528
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
     8,000  Anadarko Petroleum Corp.                         6.38         9/15/2017                9,585
     3,000  Chesapeake Energy Corp.                          6.63         8/15/2020                3,409
     4,000  Denbury Resources, Inc.                          6.38         8/15/2021                4,480
     2,000  Devon Energy Corp.                               6.30         1/15/2019                2,419
     2,000  EQT Corp.                                        6.50         4/01/2018                2,322
     1,000  EQT Corp.                                        8.13         6/01/2019                1,251
     3,000  EQT Corp.                                        4.88        11/15/2021                3,244
     3,000  Linn Energy, LLC (a)                             6.25        11/01/2019                3,150
     3,000  Newfield Exploration Co.                         6.88         2/01/2020                3,285
     2,000  Newfield Exploration Co.                         5.75         1/30/2022                2,223
     2,000  Noble Energy, Inc.                               8.25         3/01/2019                2,632
     5,000  Pioneer Natural Resource                         3.95         7/15/2022                5,346
     1,000  Polar Tankers, Inc. (a)                          5.95         5/10/2037                1,211
       900  QEP Resources, Inc.                              6.80         3/01/2020                1,017
     5,000  QEP Resources, Inc.                              6.88         3/01/2021                5,788
     1,000  Range Resources Corp.                            8.00         5/15/2019                1,100
     5,000  Samson Investment Co. (b)                        6.00         9/25/2018                5,066
    10,000  Southwestern Energy Co.                          4.10         3/15/2022               10,810
                                                                                              ----------
                                                                                                  68,338
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
     1,000  Citgo Petroleum Corp. (a)                       11.50         7/01/2017                1,155
     2,000  Motiva Enterprises, LLC (a)                      5.75         1/15/2020                2,429
     1,000  Sunoco, Inc.                                     9.63         4/15/2015                1,158
                                                                                              ----------
                                                                                                   4,742
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (4.4%)
       250  Buckeye Partners, LP                             5.13         7/01/2017                  271
     3,000  DCP Midstream Operating, LP                      4.95         4/01/2022                3,330
     7,000  DCP Midstream Operating, LP                      3.88         3/15/2023                7,188
     1,000  DCP Midstream, LLC (a)                           9.70        12/01/2013                1,049
     1,000  El Paso Corp.                                    6.50         9/15/2020                1,134
     2,000  El Paso Energy Corp. (a)                         5.90         4/01/2017                2,349
     2,000  El Paso Pipeline Partners Operating, LLC         6.50         4/01/2020                2,476
     5,000  El Paso Pipeline Partners Operating, LLC         5.00        10/01/2021                5,793
    19,000  Enbridge Energy Partners, LP                     8.05        10/01/2037               22,013
     1,000  Energy Transfer Partners, LP                     6.00         7/01/2013                1,008
     1,000  Energy Transfer Partners, LP                     9.70         3/15/2019                1,366
     5,000  Enterprise Products Operating, LLC               7.00         6/01/2067                5,430

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    7,550  Enterprise Products Operating, LLC              7.03%         1/15/2068           $    8,767
     1,000  Enterprise Products Operating, LP               8.38          8/01/2066                1,150
     2,405  Kinder Morgan Finance Co.                       5.70          1/05/2016                2,640
    12,000  NGPL PipeCo, LLC                                7.12         12/15/2017               12,555
     2,000  NuStar Logistics, LP                            8.15          4/15/2018                2,296
     5,000  NuStar Logistics, LP                            4.80          9/01/2020                5,015
     3,000  NuStar Logistics, LP                            4.75          2/01/2022                2,916
     2,000  Oneok Partners, LP                              8.63          3/01/2019                2,666
     1,000  Plains All American Pipeline, LP                8.75          5/01/2019                1,362
     5,000  Rockies Express Pipeline, LLC (a)               3.90          4/15/2015                5,088
     3,000  Southeast Supply Header (a)                     4.85          8/15/2014                3,132
    16,000  Southern Union Co.                              3.32 (c)     11/01/2066               14,020
     1,000  Spectra Energy Capital, LLC                     5.90          9/15/2013                1,020
     1,000  Spectra Energy Capital, LLC                     5.50          3/01/2014                1,039
     1,000  Spectra Energy Capital, LLC                     8.00         10/01/2019                1,324
     2,000  Sunoco Logistics Partners Operations, LP        8.75          2/15/2014                2,124
     3,000  Targa Resources Partners, LP (a)                6.88          2/01/2021                3,353
     1,000  Tennessee Gas Pipeline Co.                      8.00          2/01/2016                1,186
     2,000  Tennessee Gas Pipeline Co.                      7.00         10/15/2028                2,774
     5,000  Western Gas Partners, LP (d)                    5.38          6/01/2021                5,744
                                                                                              ----------
                                                                                                 133,578
                                                                                              ----------
            Total Energy                                                                         217,504
                                                                                              ----------
            FINANCIALS (21.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     2,000  BNY Mellon, N.A.                                5.45          4/01/2016                2,253
    15,000  State Street Capital Trust IV                   1.28 (c)      6/15/2037               12,731
                                                                                              ----------
                                                                                                  14,984
                                                                                              ----------
            CONSUMER FINANCE (0.3%)
     8,000  American Express Co. (d)                        6.80          9/01/2066                8,780
                                                                                              ----------
            DIVERSIFIED BANKS (0.6%)
     1,000  Comerica Bank                                   5.20          8/22/2017                1,153
     2,000  First Union National Bank, Florida              6.18          2/15/2036                2,467
     7,500  USB Realty Corp. (a)                            1.42 (c)              -(e)             6,731
     3,000  Wachovia Bank, N.A.                             6.18          2/15/2036                3,700
     5,000  Wells Fargo & Co.                               3.50          3/08/2022                5,374
                                                                                              ----------
                                                                                                  19,425
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    10,000  Morgan Stanley                                  4.88         11/01/2022               10,800
                                                                                              ----------
            LIFE & HEALTH INSURANCE (3.2%)
       298  Delphi Financial Group, Inc.                    7.38          5/15/2037                7,270
     2,000  Forethought Financial Group (a)                 8.63          4/15/2021                2,456
     3,000  Jackson National Life Global Funding (a)        5.38          5/08/2013                3,002
    13,018  Lincoln National Corp.                          7.00          5/17/2066               13,441
     5,000  MetLife Capital Trust X (a)                     9.25          4/08/2038                7,025
     8,000  MetLife, Inc.                                   6.40         12/15/2066                8,972
     1,000  Ohio National Financial Services, Inc. (a)      6.38          4/30/2020                1,194
     2,000  Ohio National Financial Services, Inc. (a)      6.63          5/01/2031                2,362
     5,000  Primerica, Inc.                                 4.75          7/15/2022                5,639
     3,000  Principal Financial Global Fund, LLC            0.80 (c)      1/10/2031                2,362
     2,000  Prudential Financial, Inc.                      6.00         12/01/2017                2,395
    10,000  Prudential Financial, Inc.                      5.88          9/15/2042               10,831
     5,000  Prudential Holdings, LLC (a)                    7.25         12/18/2023                6,270
    20,471  StanCorp Financial Group, Inc.                  6.90          6/01/2067               20,880
     2,000  Travelers Life & Annuity (a)                    5.13          8/15/2014                2,119
                                                                                              ----------
                                                                                                  96,218
                                                                                              ----------
            MULTI-LINE INSURANCE (1.6%)
     2,000  American International Group, Inc.              8.18          5/15/2058                2,715
    10,000  Genworth Holdings, Inc.                         6.15         11/15/2066                9,475

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   10,000  Glen Meadow Pass-Through Trust (a)              6.51%         2/12/2067           $    9,713
     2,000  HCC Insurance Holdings, Inc.                    6.30         11/15/2019                2,448
     3,000  Kemper Corp.                                    6.00         11/30/2015                3,295
    20,235  Nationwide Mutual Insurance Co. (a),(d)         5.81         12/15/2024               20,741
                                                                                              ----------
                                                                                                  48,387
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.4%)
    10,513  Leucadia National Corp.                         8.13          9/15/2015               11,985
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.4%)
     1,000  Bank of America Corp.                           8.00                  -(e)             1,141
     1,000  Bank of America Corp.                           8.13                  -(e)             1,145
     2,000  Bank of America Corp.                           5.63         10/14/2016                2,258
     2,000  Bank of America Corp.                           5.75         12/01/2017                2,327
    10,000  Bank of America Corp.                           1.35 (c)      3/22/2018                9,988
     2,000  Bank of America, N.A.                           6.10          6/15/2017                2,314
       175  Citigroup Capital XIII                          7.88         10/30/2040                4,960
     2,000  Citigroup, Inc.                                 6.38          8/12/2014                2,139
     2,000  Countrywide Financial Corp.                     6.25          5/15/2016                2,233
     6,440  GE Capital Trust I                              6.38         11/15/2067                6,867
     5,000  General Electric Capital Corp.                  6.25                  -(e)             5,538
     9,000  General Electric Capital Corp.                  6.38         11/15/2067                9,617
     7,000  ILFC E-Capital Trust I (a)                      4.68 (c)     12/21/2065                6,335
     2,000  ILFC E-Capital Trust II (a)                     6.25         12/21/2065                1,910
     3,000  International Lease Finance Corp. (a)           6.50          9/01/2014                3,225
    12,000  JPM Chase Capital XXI                           1.25 (c)      2/02/2037                9,825
     2,000  JPMorgan Chase Capital XIII                     1.23 (c)      9/30/2034                1,668
                                                                                              ----------
                                                                                                  73,490
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (3.6%)
     1,000  21st Century Insurance Group                    5.90         12/15/2013                1,028
     5,000  Alleghany Corp.                                 5.63          9/15/2020                5,844
     2,000  Allied World Assurance                          5.50         11/15/2020                2,303
    10,000  Allstate Corp.                                  6.13          5/15/2037               10,763
     3,000  Assured Guaranty Municipal Holdings, Inc. (a)   6.40         12/15/2066                2,805
     1,535  Assured Guaranty U.S. Holdings, Inc.            7.00          6/01/2034                1,725
     2,425  Assured Guaranty U.S. Holdings, Inc.            6.40         12/15/2066                2,322
    10,000  BNSF Funding Trust I                            6.61         12/15/2055               11,476
    25,000  Chubb Corp.                                     6.38          3/29/2067               27,937
     3,000  Farmers Exchange Capital (a)                    7.05          7/15/2028                3,924
     1,700  Farmers Insurance Exchange (a)                  8.63          5/01/2024                2,394
     3,000  Liberty Mutual Group, Inc. (a)                  7.00          3/15/2037                3,112
     4,000  Markel Corp.                                    3.63          3/30/2023                4,109
    20,010  Progressive Corp.                               6.70          6/15/2037               22,411
     2,000  RLI Corp.                                       5.95          1/15/2014                2,059
     5,000  Travelers Companies, Inc.                       6.25          3/15/2037                5,425
                                                                                              ----------
                                                                                                 109,637
                                                                                              ----------
            REGIONAL BANKS (3.0%)
     1,750  BOKF, N.A.                                      0.98 (c)      5/15/2017                1,715
     2,000  Chittenden Corp.                                0.98 (c)      2/14/2017                1,932
     2,000  Cullen/Frost Bankers, Inc.                      0.82 (c)      2/15/2017                1,947
     2,000  Cullen/Frost Capital Trust II                   1.84 (c)      3/01/2034                1,730
     1,000  Emigrant Bancorp, Inc. (a)                      6.25          6/15/2014                  972
    10,000  Fifth Third Capital Trust IV                    6.50          4/15/2037               10,069
     1,000  First Maryland Capital Trust I                  1.28 (c)      1/15/2027                  845
     7,000  First Niagara Financial Group, Inc.             7.25         12/15/2021                8,633
     1,000  First Tennessee Bank, N.A.                      4.63          5/15/2013                1,001
     3,000  First Tennessee Bank, N.A.                      5.65          4/01/2016                3,305
     5,000  FirstMerit Corp.                                4.35          2/04/2023                5,264
     2,000  Fulton Capital Trust I                          6.29          2/01/2036                2,009
     2,000  Key Bank, N.A.                                  5.45          3/03/2016                2,238
       750  KeyCorp Capital II                              6.88          3/17/2029                  814
     2,395  M&T Capital Trust I                             8.23          2/01/2027                2,479

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   16,000  Manufacturers & Traders Trust Co. (d)           5.63%        12/01/2021           $   16,520
    10,000  People's United Financial, Inc.                 3.65         12/06/2022               10,336
     2,000  Regions Financial Corp.                         7.75         11/10/2014                2,210
     1,000  Regions Financial Corp.                         5.75          6/15/2015                1,090
     2,000  Susquehanna Bancshares, Inc.                    2.12 (c)      5/01/2014                1,968
     2,000  TCF National Bank                               1.91 (c)      6/15/2014                2,001
     2,000  TCF National Bank                               5.50          2/01/2016                2,077
     5,000  UnionBanCal Corp.                               3.50          6/18/2022                5,280
     1,000  Webster Financial Corp.                         5.13          4/15/2014                1,023
     1,000  Whitney National Bank                           5.88          4/01/2017                1,082
     1,000  Wilmington Trust Corp.                          8.50          4/02/2018                1,259
     1,000  Zions Bancorp.                                  6.00          9/15/2015                1,060
                                                                                              ----------
                                                                                                  90,859
                                                                                              ----------
            REITs - DIVERSIFIED (0.4%)
     1,000  Liberty Property, LP                            5.13          3/02/2015                1,066
     1,000  Liberty Property, LP                            6.63         10/01/2017                1,190
     4,000  Washington REIT                                 5.35          5/01/2015                4,270
     5,000  Washington REIT                                 3.95         10/15/2022                5,224
                                                                                              ----------
                                                                                                  11,750
                                                                                              ----------
            REITs - INDUSTRIAL (0.3%)
     2,500  ProLogis, LP                                    6.30          6/01/2013                2,511
     5,000  ProLogis, LP                                    6.88          3/15/2020                6,203
                                                                                              ----------
                                                                                                   8,714
                                                                                              ----------
            REITs - OFFICE (1.5%)
     7,000  Alexandria Real Estate Equities, Inc.           4.60          4/01/2022                7,736
     2,000  BioMed Realty, LP (a)                           6.13          4/15/2020                2,383
     3,000  BioMed Realty, LP                               4.25          7/15/2022                3,219
     2,000  Boston Properties, LP                           5.88         10/15/2019                2,438
     8,000  Boston Properties, LP                           3.85          2/01/2023                8,668
     2,000  Brandywine Operating Partnership, LP            7.50          5/15/2015                2,240
     1,000  Brandywine Operating Partnership, LP            6.00          4/01/2016                1,122
     1,000  CommonWealth REIT                               5.75         11/01/2015                1,069
     2,000  CommonWealth REIT                               6.25          8/15/2016                2,184
     1,700  CommonWealth REIT                               6.25          6/15/2017                1,882
     1,000  CommonWealth REIT                               6.65          1/15/2018                1,137
     1,000  Duke Realty, LP                                 5.50          3/01/2016                1,101
     1,000  Duke Realty, LP                                 5.95          2/15/2017                1,146
     1,000  Duke Realty, LP                                 6.50          1/15/2018                1,191
     1,500  Mack-Cali Realty, LP                            5.80          1/15/2016                1,665
     1,000  Mack-Cali Realty, LP                            7.75          8/15/2019                1,280
     1,000  Reckson Operating Partnership, LP               6.00          3/31/2016                1,101
     5,000  Wells Operating Partnership II, LP              5.88          4/01/2018                5,448
                                                                                              ----------
                                                                                                  47,010
                                                                                              ----------
            REITs - RESIDENTIAL (0.7%)
     5,550  AvalonBay Communities, Inc.                     2.85          3/15/2023                5,550
     1,330  BRE Properties, Inc.                            5.50          3/15/2017                1,513
     1,965  ERP Operating, LP                               6.58          4/13/2015                2,185
     2,000  UDR, Inc.                                       5.25          1/15/2015                2,133
    10,000  UDR, Inc.                                       4.63          1/10/2022               11,283
                                                                                              ----------
                                                                                                  22,664
                                                                                              ----------
            REITs - RETAIL (0.8%)
     2,000  DDR Corp.                                       5.50          5/01/2015                2,163
     1,000  Federal Realty Investment Trust                 6.20          1/15/2017                1,165
     3,000  Federal Realty Investment Trust                 3.00          8/01/2022                3,047
     1,000  National Retail Properties, Inc.                6.88         10/15/2017                1,202
     1,000  Pan Pacific Retail Properties, Inc.             5.25          9/01/2015                1,096
     2,000  Realty Income Corp.                             5.95          9/15/2016                2,304
     2,000  Realty Income Corp.                             5.75          1/15/2021                2,379
     2,100  Realty Income Corp.                             3.25         10/15/2022                2,120
     2,000  Regency Centers, LP                             5.88          6/15/2017                2,305

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)(I)    SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    1,000  Simon Property Group, LP                        6.10%         5/01/2016           $    1,141
     4,000  Weingarten Realty Investors                     4.86          1/15/2014                4,102
                                                                                              ----------
                                                                                                  23,024
                                                                                              ----------
            REITs - SPECIALIZED (1.5%)
     5,000  American Tower Corp.                            5.90         11/01/2021                5,985
     6,000  EPR Properties                                  7.75          7/15/2020                7,308
     2,000  HCP, Inc.                                       6.30          9/15/2016                2,321
     2,000  Health Care REIT, Inc.                          4.70          9/15/2017                2,260
     3,000  Health Care REIT, Inc.                          6.13          4/15/2020                3,638
     2,000  Health Care REIT, Inc.                          4.95          1/15/2021                2,274
     5,000  Healthcare Realty Trust                         6.50          1/17/2017                5,774
     1,000  Hospitality Properties Trust                    5.13          2/15/2015                1,044
     1,000  Host Hotels & Resorts, LP                       9.00          5/15/2017                1,049
     1,000  Host Hotels & Resorts, LP                       5.88          6/15/2019                1,111
     2,000  Nationwide Health Properties, Inc.              6.90         10/01/2037                2,540
     6,000  Senior Housing Properties Trust                 6.75          4/15/2020                6,994
     2,000  Senior Housing Properties Trust                 6.75         12/15/2021                2,355
                                                                                              ----------
                                                                                                  44,653
                                                                                              ----------
            Total Financials                                                                     642,380
                                                                                              ----------
            GOVERNMENT (0.5%)
            -----------------
            FOREIGN GOVERNMENT (0.5%)
CAD 15,000  Province of Alberta                             2.55         12/15/2022               15,059
                                                                                              ----------
            HEALTH CARE (1.1%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     1,000  Baxter International, Inc.                      4.00          3/01/2014                1,029
     1,985  Hologic, Inc. (b)                               4.50          8/01/2019                2,015
                                                                                              ----------
                                                                                                   3,044
                                                                                              ----------
            HEALTH CARE FACILITIES (0.2%)
     2,000  HCA, Inc.                                       8.50          4/15/2019                2,210
     3,000  HCA, Inc.                                       7.25          9/15/2020                3,334
       500  Health Management Associates, Inc.              7.38          1/15/2020                  557
                                                                                              ----------
                                                                                                   6,101
                                                                                              ----------
            HEALTH CARE SERVICES (0.0%)
     1,000  Laboratory Corp. of America                     5.63         12/15/2015                1,105
                                                                                              ----------
            MANAGED HEALTH CARE (0.1%)
     2,000  Highmark, Inc. (a)                              6.80          8/15/2013                2,026
                                                                                              ----------
            PHARMACEUTICALS (0.7%)
     1,000  Hospira, Inc.                                   6.40          5/15/2015                1,095
     1,000  Hospira, Inc.                                   6.05          3/30/2017                1,139
     1,000  Mylan, Inc. (a)                                 7.63          7/15/2017                1,112
     1,000  Mylan, Inc. (a)                                 7.88          7/15/2020                1,169
    15,000  Zoetis, Inc. (a)                                3.25          2/01/2023               15,433
                                                                                              ----------
                                                                                                  19,948
                                                                                              ----------
            Total Health Care                                                                     32,224
                                                                                              ----------
            INDUSTRIALS (3.7%)
            ------------------
            AEROSPACE & DEFENSE (0.6%)
    10,000  L-3 Communications Corp. (d)                    5.20         10/15/2019               11,380
     5,000  United Technologies Corp.                       3.10          6/01/2022                5,330
                                                                                              ----------
                                                                                                  16,710
                                                                                              ----------
            AIRLINES (1.7%)
       244  America West Airlines, Inc. Pass-Through Trust  6.87          1/02/2017                  255

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    1,389  America West Airlines, Inc. Pass-Through Trust
              (INS)                                          7.93%        1/02/2020           $    1,528
     2,044  American Airlines, Inc. Pass-Through Trust      10.38         7/02/2019                2,159
    10,000  American Airlines, Inc. Pass-Through Trust (a)   4.00         7/15/2025               10,038
     4,151  Continental Airlines, Inc. Pass-Through Trust    9.00         7/08/2016                4,799
       766  Continental Airlines, Inc. Pass-Through Trust    6.55         2/02/2019                  847
       954  Continental Airlines, Inc. Pass-Through Trust
              (INS)                                          6.24         3/15/2020                1,017
    11,000  Continental Airlines, Inc. Pass-Through
              Trust (d)                                      4.15         4/11/2024               11,646
     1,859  US Airways Group, Inc. Pass-Through Trust
              (INS)                                          7.08         3/20/2021                2,016
     4,354  US Airways Group, Inc. Pass-Through Trust        6.25         4/22/2023                4,888
     2,732  US Airways Group, Inc. Pass-Through Trust        7.13        10/22/2023                3,189
    10,000  US Airways Group, Inc. Pass-Through Trust        3.95         5/15/2027               10,050
                                                                                              ----------
                                                                                                  52,432
                                                                                              ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp. (a)                     7.00         2/15/2020                1,100
     1,000  USG Corp.                                        6.30        11/15/2016                1,070
     1,000  USG Corp.                                        9.75         1/15/2018                1,193
                                                                                              ----------
                                                                                                   3,363
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000  Paccar, Inc.                                     6.88         2/15/2014                1,050
     2,475  Terex Corp. (b)                                  4.50         4/28/2017                2,531
                                                                                              ----------
                                                                                                   3,581
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.0%)
     1,370  Tomkins, LLC (b)                                 3.75         9/29/2016                1,390
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
     1,500  SPX Corp.                                        6.88         9/01/2017                1,691
                                                                                              ----------
            RAILROADS (0.1%)
     2,792  Southern Capital Pass-Through Trust (a)          5.70         6/30/2022                3,028
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.1%)
     2,000  Corrections Corp. of America                     7.75         6/01/2017                2,088
     2,000  GEO Group, Inc.                                  7.75        10/15/2017                2,133
                                                                                              ----------
                                                                                                   4,221
                                                                                              ----------
            TRUCKING (0.9%)
     1,000  ERAC USA Finance, LLC (a)                        6.20        11/01/2016                1,157
     5,000  ERAC USA Finance, LLC (a)                        3.30        10/15/2022                5,114
    20,000  Penske Truck Leasing Co., LP (a),(d)             4.25         1/17/2023               21,140
                                                                                              ----------
                                                                                                  27,411
                                                                                              ----------
            Total Industrials                                                                    113,827
                                                                                              ----------
            MATERIALS (2.0%)
            ----------------
            ALUMINUM (0.4%)
    10,000  Alcoa, Inc.                                      5.40         4/15/2021               10,473
                                                                                              ----------
            COMMODITY CHEMICALS (0.0%)
       421  Sweetwater Investors, LLC (a)                    5.88         5/15/2014                  419
                                                                                              ----------
            CONSTRUCTION MATERIALS (0.1%)
     3,450  Vulcan Materials Co.                             6.40        11/30/2017                3,864
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.1%)
     2,000  Dow Chemical Co.                                 5.90         2/15/2015                2,180
     1,000  E.I. du Pont de Nemours and Co.                  6.00         7/15/2018                1,235
                                                                                              ----------
                                                                                                   3,415
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ball Corp.                                       5.00         3/15/2022                1,067
                                                                                              ----------

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.4%)
$    5,000  Rock Tenn Co.                                   4.45%         3/01/2019           $    5,496
     5,153  Sealed Air Corp. (a)                            6.88          7/15/2033                5,231
                                                                                              ----------
                                                                                                  10,727
                                                                                              ----------
            PAPER PRODUCTS (0.5%)
     1,000  Clearwater Paper Corp.                          7.13         11/01/2018                1,098
     3,000  Georgia Pacific, LLC                            7.25          6/01/2028                4,022
     3,000  International Paper Co.                         7.50          8/15/2021                3,970
     5,000  International Paper Co.                         4.75          2/15/2022                5,703
                                                                                              ----------
                                                                                                  14,793
                                                                                              ----------
            STEEL (0.5%)
     2,000  Allegheny Technologies, Inc.                    9.38          6/01/2019                2,581
    10,000  Allegheny Technologies, Inc.                    5.95          1/15/2021               11,309
     2,000  Carpenter Technology Corp.                      5.20          7/15/2021                2,176
                                                                                              ----------
                                                                                                  16,066
                                                                                              ----------
            Total Materials                                                                       60,824
                                                                                              ----------
            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
     2,000  CenturyLink, Inc.                               6.45          6/15/2021                2,218
     5,000  CenturyLink, Inc.                               5.80          3/15/2022                5,302
     3,301  Frontier Communications Corp.                   8.25          4/15/2017                3,908
     4,000  Qwest Communications International              7.13          4/01/2018                4,177
     6,000  Qwest Corp.                                     6.75         12/01/2021                7,073
       200  Qwest Corp.                                     7.38          6/01/2051                5,444
     2,000  Windstream Corp.                                7.88         11/01/2017                2,345
                                                                                              ----------
                                                                                                  30,467
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.8%)
    15,000  CC Holdings GS V, LLC (a)                       3.85          4/15/2023               15,500
     3,000  Cellco Partnership/Verizon Wireless             5.55          2/01/2014                3,106
     4,175  iPCS, Inc.                                      3.55 (c)      5/01/2014                4,186
     1,500  SBA Telecommunications, Inc. (a)                5.75          7/15/2020                1,603
                                                                                              ----------
                                                                                                  24,395
                                                                                              ----------
            Total Telecommunication Services                                                      54,862
                                                                                              ----------
            UTILITIES (9.4%)
            ----------------
            ELECTRIC UTILITIES (3.9%)
     1,000  Ameren Illinois Co.                             6.13         11/15/2017                1,206
     2,000  Ameren Illinois Co.                             9.75         11/15/2018                2,821
     1,000  Baltimore Gas and Electric Co.                  5.90         10/01/2016                1,160
     4,754  Bruce Mansfield Unit 1 & 2 2007 Pass-Through
              Trust                                         6.85          6/01/2034                5,286
     2,000  Cleveland Electric Illuminating Co.             8.88         11/15/2018                2,675
     2,000  Commonwealth Edison Co.                         5.80          3/15/2018                2,412
     1,000  Duke Energy Carolinas, LLC                      5.75         11/15/2013                1,028
     1,000  Duke Energy Indiana, Inc.                       6.05          6/15/2016                1,155
     1,045  Duke Energy Progress, Inc.                      6.13          9/15/2033                1,348
    13,000  Duquesne Light Holdings, Inc. (a)               6.40          9/15/2020               16,046
     3,500  Duquesne Light Holdings, Inc. (a)               5.90         12/01/2021                4,277
     2,225  Entergy Texas, Inc.                             3.60          6/01/2015                2,340
       471  FPL Energy National Wind, LLC (a)               5.61          3/10/2024                  461
     3,000  Great Plains Energy, Inc.                       6.88          9/15/2017                3,615
     2,000  Indiana Michigan Power Co.                      7.00          3/15/2019                2,525
     2,320  ITC Holdings Corp. (a)                          5.25          7/15/2013                2,336
     2,000  Metropolitan Edison Co.                         7.70          1/15/2019                2,573
     1,000  Nevada Power Co.                                6.50          5/15/2018                1,240
    14,000  NextEra Energy Capital Holdings, Inc.           6.35         10/01/2066               14,869
     1,000  NextEra Energy Capital Holdings, Inc.           7.30          9/01/2067                1,132
     3,000  NV Energy, Inc.                                 6.25         11/15/2020                3,719

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    2,000  Oglethorpe Power Corp.                          6.10%         3/15/2019           $    2,453
     2,000  Otter Tail Corp.                                9.00         12/15/2016                2,363
    20,500  PPL Capital Funding, Inc.                       6.70          3/30/2067               21,800
     3,000  Public Service Co. of New Mexico                7.95          5/15/2018                3,754
     1,000  Public Service Co. of Oklahoma                  6.15          8/01/2016                1,146
     5,000  Southern California Edison Co.                  6.25                  -(e)             5,606
     4,000  Texas - New Mexico Power Co. (a)                9.50          4/01/2019                5,450
     2,817  Texas Competitive Electric Holdings Co.,
              LLC (b)                                       4.73         10/10/2017                2,076
       488  Tri-State General & Transport Association
              Pass-Through Trust (a)                        6.04          1/31/2018                  535
                                                                                              ----------
                                                                                                 119,407
                                                                                              ----------
            GAS UTILITIES (1.8%)
     2,000  AGL Capital Corp.                               6.38          7/15/2016                2,332
     2,000  Atmos Energy Corp.                              6.35          6/15/2017                2,398
     1,000  Atmos Energy Corp.                              8.50          3/15/2019                1,356
     2,000  Florida Gas Transmission Co. (a)                7.90          5/15/2019                2,607
     3,000  Florida Gas Transmission Co. (a)                5.45          7/15/2020                3,536
     3,000  Gulfstream Natural Gas (a)                      6.95          6/01/2016                3,497
     4,000  National Fuel Gas Co.                           4.90         12/01/2021                4,519
    10,000  National Fuel Gas Co.                           3.75          3/01/2023               10,309
     1,000  National Fuel Gas Co.                           7.38          6/13/2025                1,305
     3,000  ONEOK, Inc.                                     4.25          2/01/2022                3,238
     1,000  Questar Pipeline Co.                            5.83          2/01/2018                1,170
     2,000  Sempra Energy                                   9.80          2/15/2019                2,827
    13,110  SourceGas, LLC (a)                              5.90          4/01/2017               14,379
     1,000  Southern Star Central Gas Pipeline, Inc. (a)    6.00          6/01/2016                1,107
                                                                                              ----------
                                                                                                  54,580
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
     2,000  DPL, Inc.                                       6.50         10/15/2016                2,150
     2,000  GenOn Energy, Inc.                              7.63          6/15/2014                2,135
     2,680  IPALCO Enterprises, Inc. (a)                    7.25          4/01/2016                3,022
     4,500  IPALCO Enterprises, Inc.                        5.00          5/01/2018                4,882
                                                                                              ----------
                                                                                                  12,189
                                                                                              ----------
            MULTI-UTILITIES (3.2%)
     1,000  Ameren Corp.                                    8.88          5/15/2014                1,075
     3,000  Black Hills Corp.                               5.88          7/15/2020                3,523
     1,000  CenterPoint Energy Resources Corp.              5.95          1/15/2014                1,037
     2,000  CMS Energy Corp.                                6.25          2/01/2020                2,469
     3,000  CMS Energy Corp.                                5.05          3/15/2022                3,522
     5,000  Consumers Energy Co.                            2.85          5/15/2022                5,252
     1,000  Dominion Resources, Inc.                        8.88          1/15/2019                1,368
     6,050  Dominion Resources, Inc.                        7.50          6/30/2066                6,728
    10,000  Dominion Resources, Inc.                        2.58 (c)      9/30/2066                9,461
    16,663  Integrys Energy Group, Inc.                     6.11         12/01/2066               17,677
     1,000  NiSource Finance Corp.                          6.40          3/15/2018                1,211
     1,000  Puget Sound Energy, Inc.                        6.75          1/15/2016                1,156
    20,500  Puget Sound Energy, Inc.                        6.97          6/01/2067               22,127
    19,000  Wisconsin Energy Corp.                          6.25          5/15/2067               20,729
                                                                                              ----------
                                                                                                  97,335
                                                                                              ----------
            WATER UTILITIES (0.1%)
     2,000  American Water Capital Corp.                    6.09         10/15/2017                2,391
                                                                                              ----------
            Total Utilities                                                                      285,902
                                                                                              ----------
            Total Corporate Obligations (cost: $1,348,821)                                     1,500,897
                                                                                              ----------

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            EURODOLLAR AND YANKEE OBLIGATIONS (16.0%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
$    1,000  American Honda Finance Corp. (a)                6.70%        10/01/2013           $    1,025
     5,000  Daimler Finance N.A., LLC                       2.25          7/31/2019                5,052
                                                                                              ----------
                                                                                                   6,077
                                                                                              ----------
            CABLE & SATELLITE (0.1%)
     1,000  Virgin Media Finance plc                        8.38         10/15/2019                1,134
     2,000  Virgin Media Secured Finance plc                6.50          1/15/2018                2,140
                                                                                              ----------
                                                                                                   3,274
                                                                                              ----------
            Total Consumer Discretionary                                                           9,351
                                                                                              ----------
            CONSUMER STAPLES (1.0%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     7,000  Viterra, Inc. (a)                               5.95          8/01/2020                7,648
                                                                                              ----------
            BREWERS (0.2%)
     5,000  SABMiller Holdings, Inc. (a)                    3.75          1/15/2022                5,478
                                                                                              ----------
            DISTILLERS & VINTNERS (0.2%)
     5,000  Pernod Ricard S.A. (a)                          2.95          1/15/2017                5,267
                                                                                              ----------
            FOOD RETAIL (0.0%)
     1,135  Ahold Lease USA, Inc. Pass-Through Trust        7.82          1/02/2020                1,292
                                                                                              ----------
            TOBACCO (0.3%)
    10,000  BAT International Finance plc (a)               3.25          6/07/2022               10,581
                                                                                              ----------
            Total Consumer Staples                                                                30,266
                                                                                              ----------
            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (0.0%)
     1,000  Husky Energy, Inc.                              7.25         12/15/2019                1,293
                                                                                              ----------
            OIL & GAS DRILLING (0.7%)
    10,000  Nabors Industries, Inc.                         4.63          9/15/2021               10,549
     3,000  Noble Holding International Ltd.                3.95          3/15/2022                3,144
     2,469  QGOG Atlantic/Alaskan Rigs Ltd. (a)             5.25          7/30/2018                2,589
     5,000  Transocean, Inc.                                5.05         12/15/2016                5,581
                                                                                              ----------
                                                                                                  21,863
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  SESI, LLC                                       7.13         12/15/2021                2,285
     2,000  Weatherford Bermuda                             9.63          3/01/2019                2,648
                                                                                              ----------
                                                                                                   4,933
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,500  Talisman Energy, Inc.                           7.75          6/01/2019                1,917
     2,000  Woodside Finance Ltd. (a)                       4.60          5/10/2021                2,267
                                                                                              ----------
                                                                                                   4,184
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.7%)
     1,275  Nakilat, Inc. (a)                               6.07         12/31/2033                1,559
     2,000  TransCanada Pipelines Ltd.                      7.13          1/15/2019                2,549
    14,860  TransCanada Pipelines Ltd.                      6.35          5/15/2067               15,878
                                                                                              ----------
                                                                                                  19,986
                                                                                              ----------
            Total Energy                                                                          52,259
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            FINANCIALS (8.7%)
            -----------------
            DIVERSIFIED BANKS (3.6%)
$    8,340  Barclays Bank plc                               0.56% (c)             -(e)        $    4,688
    12,450  Barclays Bank plc                               0.69 (c)              -(e)             7,159
     3,000  BayernLB Capital Trust l                        6.20                  -(e)             1,938
     6,035  Compass Bank                                    6.40         10/01/2017                6,576
    20,000  HSBC Bank plc                                   0.75 (c)              -(e)            12,050
     2,000  LBG Capital No.1 plc                            8.00                  -(e)             2,151
     3,000  LBG Capital No.1 plc                            7.88         11/01/2020                3,306
     1,000  Lloyds TSB Bank plc (a)                         4.38          1/12/2015                1,057
     5,000  Lloyds TSB Bank plc                             4.20          3/28/2017                5,536
     2,000  National Capital Trust II (a)                   5.49                  -(e)             2,046
     2,000  Nordea Bank AB (a)                              5.42                  -(e)             2,069
    10,000  Nordea Bank AB (a)                              4.25          9/21/2022               10,556
    15,000  Rabobank Nederland                              1.70          3/19/2018               15,131
    10,000  Rabobank Nederland                              3.88          2/08/2022               10,881
     5,000  Rabobank Nederland                              3.95         11/09/2022                5,164
     4,000  Royal Bank of Scotland Group plc                7.64                  -(e)             3,810
    10,000  Royal Bank of Scotland Group plc                9.50          3/16/2022               11,879
     1,000  Standard Chartered Bank (a)                     6.40          9/26/2017                1,183
     1,000  Westpac Capital Trust IV (a)                    5.26                  -(e)             1,035
                                                                                              ----------
                                                                                                 108,215
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
     5,000  Deutsche Bank Capital Trust IV                  4.59 (c)              -(e)             4,225
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
     4,500  Brookfield Asset Management, Inc.               5.80          4/25/2017                5,085
                                                                                              ----------
            LIFE & HEALTH INSURANCE (0.4%)
    11,500  Great-West Life & Annuity Insurance Co. (a)     7.15          5/16/2046               12,305
                                                                                              ----------
            MULTI-LINE INSURANCE (1.0%)
     2,000  AXA S.A. (a)                                    6.46                  -(e)             2,025
    15,000  Oil Insurance Ltd. (a)                          3.27 (c)              -(e)            13,758
    15,000  ZFS Finance USA Trust II (a)                    6.45         12/15/2065               16,275
                                                                                              ----------
                                                                                                  32,058
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
     7,000  ING Bank N.V. (a)                               3.75          3/07/2017                7,535
     4,000  ING Groep N.V.                                  5.78                  -(e)             3,900
        36  ING Groep N.V.                                  7.20                  -(e)               924
        27  ING Groep N.V.                                  7.38                  -(e)               678
        58  ING Groep N.V.                                  8.50                  -(e)             1,513
     6,560  Sovereign Bank                                  8.75          5/30/2018                7,968
                                                                                              ----------
                                                                                                  22,518
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
     2,000  Allied World Assurance Holdings Ltd.            7.50          8/01/2016                2,375
     6,760  Ironshore Holdings, Inc. (a)                    8.50          5/15/2020                7,818
    13,291  QBE Capital Funding III, LP (a)                 7.25          5/24/2041               14,127
     9,000  QBE Insurance Group Ltd. (a)                    5.65          7/01/2023                8,993
     5,000  White Mountains Re Group Ltd. (a)               6.38          3/20/2017                5,633
     5,000  XL Group plc                                    6.50                  -(e)             4,937
                                                                                              ----------
                                                                                                  43,883
                                                                                              ----------
            REGIONAL BANKS (0.5%)
    15,000  RBS Citizens Financial Group, Inc. (a)          4.15          9/28/2022               15,471
                                                                                              ----------
            REINSURANCE (0.6%)
     5,624  Alterra USA Holdings Ltd. (a)                   7.20          4/14/2017                5,948
     5,000  Platinum Underwriters Finance, Inc.             7.50          6/01/2017                5,794
     5,000  Swiss Re Capital I, LP (a)                      6.85                  -(e)             5,375
                                                                                              ----------
                                                                                                  17,117
                                                                                              ----------

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.1%)
$    2,000  WEA Finance (a)                                 5.75%         9/02/2015           $    2,217
                                                                                              ----------
            Total Financials                                                                     263,094
                                                                                              ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
     2,000  Valeant Pharmaceuticals (a)                     6.88         12/01/2018                2,187
                                                                                              ----------
            INDUSTRIALS (1.3%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.3%)
    10,000  Sydney Airport Finance Co. Pty. Ltd. (a)        3.90          3/22/2023               10,417
                                                                                              ----------
            AIRPORT SERVICES (0.4%)
    10,000  Heathrow Funding Ltd. (a)                       4.88          7/15/2021               11,342
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (0.4%)
     8,000  Hutchison Whampoa Ltd. (a)                      6.00                  -(e)             8,740
     2,000  Hutchison Whampoa Ltd. (a)                      4.63          1/13/2022                2,205
     1,000  Siemens Financieringsmat (a)                    6.13          8/17/2026                1,331
                                                                                              ----------
                                                                                                  12,276
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
     2,000  Ingersoll-Rand GL Holding Co.                   9.50          4/15/2014                2,161
                                                                                              ----------
            RAILROADS (0.1%)
     4,261  Asciano Finance Ltd. (a)                        4.63          9/23/2020                4,585
                                                                                              ----------
            Total Industrials                                                                     40,781
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
     4,975  Misys plc (b)                                   7.25         12/12/2018                5,073
                                                                                              ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,000  Tyco Electronics Group S.A.                     3.50          2/03/2022                5,179
                                                                                              ----------
            SEMICONDUCTORS (0.0%)
     1,282  NXP BV/NXP Funding, LLC (a)                     9.75          8/01/2018                1,455
                                                                                              ----------
            Total Information Technology                                                          11,707
                                                                                              ----------
            MATERIALS (2.0%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                               6.00          9/30/2016                2,285
     3,000  CRH America, Inc.                               5.75          1/15/2021                3,398
                                                                                              ----------
                                                                                                   5,683
                                                                                              ----------
            DIVERSIFIED METALS & MINING (0.5%)
     5,000  Anglo American Capital plc (a)                  2.63          9/27/2017                5,124
     2,000  Glencore Funding, LLC (a)                       6.00          4/15/2014                2,089
     3,000  Rio Tinto Finance (USA) Ltd.                    8.95          5/01/2014                3,245
     3,000  Xstrata Canada Corp.                            6.00         10/15/2015                3,324
                                                                                              ----------
                                                                                                  13,782
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     3,000  Incitec Pivot Finance, LLC (a)                  6.00         12/10/2019                3,496
                                                                                              ----------
            GOLD (0.7%)
     2,000  Barrick Gold Corp.                              6.95          4/01/2019                2,437
    20,000  Goldcorp, Inc.                                  3.70          3/15/2023               20,214
                                                                                              ----------
                                                                                                  22,651
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ardagh Packaging Finance (a)                    7.38         10/15/2017                1,108
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.1%)
$    3,000  Smurfit Kappa Acquisitions (a)                  4.88%         9/15/2018           $    3,127
                                                                                              ----------
            STEEL (0.4%)
     1,000  ArcelorMittal                                   9.50          2/15/2015                1,130
     3,000  ArcelorMittal                                   6.13          6/01/2018                3,290
     2,000  ArcelorMittal                                   6.00          3/01/2021                2,122
     4,000  ArcelorMittal                                   6.75          2/25/2022                4,395
                                                                                              ----------
                                                                                                  10,937
                                                                                              ----------
            Total Materials                                                                       60,784
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     2,000  Telecom Italia Capital                          5.25         11/15/2013                2,041
                                                                                              ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    10,000  Electricite De France S.A. (a)                  5.25 (c)      1/23/2023               10,078
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                 4.75          1/15/2015                2,111
                                                                                              ----------
            Total Utilities                                                                       12,189
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $447,861)                             484,659
                                                                                              ----------
            ASSET-BACKED SECURITIES (1.9%)

            FINANCIALS (1.9%)
            -----------------
            ASSET-BACKED FINANCING (1.9%)
     3,000  American Express Credit Account Master
              Trust (a)                                     0.55 (c)      9/15/2016                3,002
     5,000  Avis Budget Rental Car Funding, LLC (a)         6.74          5/20/2016                5,454
     4,405  Bank One Issuance Trust                         4.77          2/16/2016                4,428
     2,000  Bank One Issuance Trust                         1.00 (c)      2/15/2017                2,005
     1,474  CenterPoint Energy Transition Bond Co. III, LLC 4.19          2/01/2020                1,570
     2,029  Centre Point Funding, LLC (a)                   5.43          7/20/2016                2,138
     5,000  CIT Equipment Collateral (a)                    2.55          9/20/2016                5,032
     1,000  Citibank Credit Card Issuance Trust             5.50          3/24/2017                1,081
     1,000  Citibank Credit Card Issuance Trust             5.65          9/20/2019                1,199
     5,000  GE Capital Credit Card Master Note Trust        4.47          3/15/2020                5,664
     5,000  Hertz Vehicle Financing, LLC (a)                5.93          3/25/2016                5,365
     2,000  Hertz Vehicle Financing, LLC                    6.44          2/25/2019                2,351
     5,289  SLM Student Loan Trust                          0.64 (c)      4/25/2025                4,786
     6,045  SLM Student Loan Trust                          0.66 (c)      4/25/2025                5,498
     1,479  SLM Student Loan Trust                          0.48 (c)     10/27/2025                1,430
     1,419  SLM Student Loan Trust                          0.83 (c)     10/25/2038                1,246
     1,727  Trinity Rail Leasing, LP (INS)(f)               5.27          8/14/2027                1,947
     3,960  Trinity Rail Leasing, LP (a),(f)                5.90          5/14/2036                4,571
                                                                                              ----------
                                                                                                  58,767
                                                                                              ----------
            Total Financials                                                                      58,767
                                                                                              ----------
            Total Asset-Backed Securities (cost: $53,506)                                         58,767
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (16.1%)

            FINANCIALS (16.1%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.3%)
     3,342  Banc of America Commercial Mortgage, Inc.       5.36         11/10/2042                3,580
     1,000  Banc of America Commercial Mortgage, Inc.       5.36         11/10/2042                  998
     1,108  Banc of America Commercial Mortgage, Inc.       4.51         12/10/2042                1,112

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    2,400  Banc of America Commercial Mortgage, Inc.       4.95%         7/10/2043           $    2,594
     2,192  Banc of America Commercial Mortgage, Inc.       5.90          5/10/2045                2,291
     2,000  Banc of America Commercial Mortgage, Inc.       5.95          5/10/2045                2,263
     5,211  Banc of America Commercial Mortgage, Inc.       5.00          7/10/2045                5,688
     7,523  Banc of America Commercial Mortgage, Inc.       5.18         10/10/2045                8,304
     3,000  Banc of America Commercial Mortgage, Inc.       5.33         10/10/2045                3,196
     4,787  Banc of America Commercial Mortgage, Inc.       5.36          9/10/2047                5,332
       908  Banc of America Commercial Mortgage, Inc. (a)   5.50          9/10/2047                  970
       309  Banc of America Commercial Mortgage, Inc. (a)   5.64          9/10/2047                  329
     7,720  Banc of America Commercial Mortgage, Inc. (a)   6.14          9/10/2047                8,221
     5,980  Banc of America Commercial Mortgage, Inc.       6.44          2/10/2051                6,936
     3,000  BCRR Trust (a)                                  5.86          7/17/2040                3,460
     1,500  Bear Stearns Commercial Mortgage Securities,
              Inc. (a)                                      6.00          6/16/2030                1,499
     1,032  Bear Stearns Commercial Mortgage Securities,
              Inc.                                          5.76          4/12/2038                1,055
     4,480  Bear Stearns Commercial Mortgage Securities,
              Inc.                                          5.00          2/11/2041                4,525
     1,514  Bear Stearns Commercial Mortgage Securities,
              Inc.                                          5.53         10/12/2041                1,533
     3,000  Bear Stearns Commercial Mortgage Securities,
              Inc.                                          4.99          9/11/2042                3,161
     6,000  Bear Stearns Commercial Mortgage Securities,
              Inc.                                          5.33          2/11/2044                6,820
     7,000  CFCRE Commercial Mortgage Trust (a)             5.56         12/15/2047                8,544
     4,705  Citigroup Commercial Mortgage Securities, Inc.  5.93          3/15/2049                5,291
     1,620  Citigroup Commercial Mortgage Trust             4.83          5/15/2043                1,740
     2,300  Citigroup Commercial Mortgage Trust             5.39          7/15/2044                2,519
     5,000  Citigroup Commercial Mortgage Trust             6.34         12/10/2049                5,853
     5,000  Citigroup Deutsche Bank Commercial Mortgage
              Trust                                         5.53          1/15/2046                5,492
     5,000  Citigroup/Deutsche Bank Commercial Mortgage
              Trust                                         5.39          7/15/2044                5,396
     1,000  Commercial Mortgage Asset Trust                 7.64         11/17/2032                1,043
     3,000  Commercial Mortgage Loan Trust                  5.54         12/11/2049                3,385
       748  Commercial Mortgage Trust                       4.58         10/15/2037                  750
     5,000  Commercial Mortgage Trust                       5.12          6/10/2044                5,440
     5,000  Commercial Mortgage Trust                       5.54         12/11/2049                5,748
     4,956  Credit Suisse Commercial Mortgage Trust         5.40          2/15/2039                5,512
     3,000  Credit Suisse Commercial Mortgage Trust         5.58          2/15/2039                3,282
     5,000  Credit Suisse Commercial Mortgage Trust         5.38          2/15/2040                5,505
     1,428  Credit Suisse First Boston Mortgage Capital     5.58          2/15/2039                1,446
     4,000  Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.11          7/15/2036                4,178
     5,000  Credit Suisse First Boston Mortgage Securities
              Corp. (a)                                     4.96          1/15/2037                5,119
     6,000  Credit Suisse First Boston Mortgage Securities
              Corp.                                         4.73          7/15/2037                6,491
     4,555  Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.10          8/15/2038                4,954
       312  Credit Suisse First Boston Mortgage Securities
              Corp.                                         5.10          8/15/2038                  313
     1,000  Credit Suisse First Boston Mortgage Securities
              Corp.                                         4.82         10/15/2039                1,037
     1,950  DB-UBS Mortgage Trust                           5.58          8/10/2044                2,328
     5,000  GE Capital Commercial Mortgage Corp.            5.47          3/10/2044                5,111
     5,000  GE Capital Commercial Mortgage Corp.            5.07          7/10/2045                5,451
     2,745  GE Capital Commercial Mortgage Corp.            5.47         11/10/2045                3,016
     1,169  GE Capital Commercial Mortgage Corp.            5.47         11/10/2045                1,172
       804  GMAC Commercial Mortgage Securities, Inc.       6.50          5/15/2035                  804
     2,000  GMAC Commercial Mortgage Securities, Inc.       4.75          5/10/2043                2,154
     2,829  GMAC Commercial Mortgage Securities, Inc.       4.81          5/10/2043                2,776
     5,000  Greenwich Capital Commercial Funding Corp.      6.06          7/10/2038                5,678
     2,000  Greenwich Capital Commercial Funding Corp.      5.44          3/10/2039                2,293
     7,195  GS Mortgage Securities Corp. II                 5.62          4/10/2038                8,012

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    2,000  GS Mortgage Securities Corp. II                 5.53%         8/10/2038           $    2,058
     4,500  GS Mortgage Securities Corp. II                 4.78          7/10/2039                4,692
     3,000  GS Mortgage Securities Corp. II                 4.95          1/10/2045                3,532
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.99          9/12/2037                4,290
     5,540  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.84          7/15/2042                5,777
     3,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.00         10/15/2042                3,487
     8,800  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.04         10/15/2042                9,207
     1,429  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.51          1/12/2043                1,564
     1,016  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.49          4/15/2043                1,064
     1,164  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.79          6/12/2043                1,234
       888  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.82          6/12/2043                  891
     3,443  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.42         12/12/2043                3,676
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.46         12/12/2043                5,304
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.37         12/15/2044                3,295
     3,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.49         12/15/2044                3,989
     2,089  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              6.06          4/15/2045                2,199
     3,465  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              6.06          4/15/2045                3,948
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              3.51          5/15/2045               10,834
       617  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.37          5/15/2045                  648
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.48          5/15/2045                2,171
       376  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              4.63          3/15/2046                  380
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (a)                          5.49          8/15/2046                6,013
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              5.37          5/15/2047                5,523
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                              6.20          2/15/2051                2,333
       696  LB-UBS Commercial Mortgage Trust                5.56          6/15/2029                  711
     4,000  LB-UBS Commercial Mortgage Trust                5.02          8/15/2029                4,152
     3,000  LB-UBS Commercial Mortgage Trust                5.21          4/15/2030                3,197
     7,096  LB-UBS Commercial Mortgage Trust                5.62         11/15/2030                7,353
     3,000  LB-UBS Commercial Mortgage Trust                5.22          2/15/2031                3,324
     1,706  LB-UBS Commercial Mortgage Trust                5.64          3/15/2032                1,764
       597  LB-UBS Commercial Mortgage Trust                7.59          3/15/2032                  597
     2,000  LB-UBS Commercial Mortgage Trust                5.35         11/15/2038                2,279
     7,750  LB-UBS Commercial Mortgage Trust                5.38         11/15/2038                8,661
     6,000  LB-UBS Commercial Mortgage Trust                5.41          9/15/2039                6,835
     2,000  LB-UBS Commercial Mortgage Trust                5.43          4/15/2040                1,104
     5,000  LB-UBS Commercial Mortgage Trust                5.28          2/15/2041                4,988
     2,000  Merrill Lynch Mortgage Trust                    5.45         11/12/2037                2,134
       957  Merrill Lynch Mortgage Trust                    4.96          7/12/2038                  971
     5,000  Merrill Lynch Mortgage Trust                    5.14          7/12/2038                5,320
     2,000  Merrill Lynch Mortgage Trust                    5.36          7/12/2038                1,898
     1,038  Merrill Lynch Mortgage Trust                    5.83          5/12/2039                1,045
     3,000  Merrill Lynch Mortgage Trust                    5.87          5/12/2039                3,013
     1,996  Merrill Lynch Mortgage Trust                    4.86         10/12/2041                2,082
     4,285  Merrill Lynch Mortgage Trust                    4.92         10/12/2041                4,485

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$      922  Merrill Lynch Mortgage Trust                    5.76%         8/12/2043           $      946
     2,000  Merrill Lynch Mortgage Trust                    5.60          1/12/2044                1,726
     2,900  Merrill Lynch Mortgage Trust                    5.38          8/12/2048                3,311
     2,000  Merrill Lynch Mortgage Trust                    6.46          2/12/2051                2,116
     2,000  Merrill Lynch Mortgage Trust (a)                6.46          2/12/2051                1,900
     2,000  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                6.09          6/12/2046                1,888
     1,302  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                5.38          7/12/2046                1,341
     2,500  Morgan Stanley Capital I, Inc.                  5.98          8/12/2041                2,608
     5,000  Morgan Stanley Capital I, Inc.                  5.37         12/15/2043                5,710
     3,000  Morgan Stanley Capital I, Inc.                  5.79          7/12/2044                3,377
     3,445  Morgan Stanley Capital I, Inc.                  4.89          6/12/2047                3,727
     3,000  Morgan Stanley Capital I, Inc.                  4.77          7/15/2056                3,240
     5,000  Royal Bank of Scotland (a)                      5.89          6/16/2049                5,775
     3,000  Timberstar Trust (a)                            5.75         10/15/2036                3,372
    10,000  UBS Commercial Mortgage Trust                   3.40          5/10/2045               10,722
     4,756  UBS-Citigroup Commercial Mortgage Trust (a)     5.15          1/10/2045                5,662
     3,000  Wachovia Bank Commercial Mortgage Trust         5.37         11/15/2035                3,072
     2,000  Wachovia Bank Commercial Mortgage Trust         5.08          3/15/2042                2,136
       758  Wachovia Bank Commercial Mortgage Trust         4.81          4/15/2042                  783
     4,860  Wachovia Bank Commercial Mortgage Trust         5.18          7/15/2042                5,323
     5,592  Wachovia Bank Commercial Mortgage Trust         5.61          3/15/2045                6,255
       531  Wachovia Bank Commercial Mortgage Trust         5.94          6/15/2045                  540
     5,000  Wachovia Bank Commercial Mortgage Trust         5.80          7/15/2045                5,684
     2,840  Wachovia Bank Commercial Mortgage Trust         5.50         10/15/2048                2,872
     1,000  Wachovia Bank Commercial Mortgage Trust         5.57         10/15/2048                1,134
     3,000  Wachovia Bank Commercial Mortgage Trust         5.60         10/15/2048                3,397
     5,000  Wachovia Bank Commercial Mortgage Trust         5.34         11/15/2048                5,701
     5,000  Wachovia Bank Commercial Mortgage Trust         5.74          6/15/2049                5,828
     3,000  Wells Fargo Commercial Mortgage Trust (a)       5.28         11/15/2043                3,544
     6,000  WF-RBS Commercial Mortgage Trust (a)            5.17          2/15/2044                7,054
                                                                                              ----------
                                                                                                 466,466
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    36,351  J.P. Morgan Chase Commercial Mortgage
              Securities Corp., acquired 9/28/2012; cost
              $4,962(g)                                     2.37         10/15/2045                4,851
    36,576  Morgan Stanley Capital I, Inc., acquired
              8/05/2009; cost $542(a),(g)                   0.63          6/12/2047                   33
    38,260  Morgan Stanley-BAML Trust, acquired
              10/05/2012; cost $4,971(a),(g)                2.34         11/15/2045                4,848
    32,679  UBS Commercial Mortgage Trust, acquired
              5/01/2012; cost $4,947(a),(g)                 2.54          5/10/2045                4,948
    79,749  WF-RBS Commercial Mortgage Trust, acquired
              12/04/2012; cost $9,950(a),(g)                2.00         12/15/2045                9,983
                                                                                              ----------
                                                                                                  24,663
                                                                                              ----------
            Total Financials                                                                     491,129
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $449,519)                                491,129
                                                                                              ----------
            U.S. GOVERNMENT AGENCY ISSUES (1.9%)(h)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     8,500  Freddie Mac (+)                                 2.22         12/25/2018                8,960
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
   203,398  Fannie Mae (+)                                  0.68          4/25/2022                9,687
    24,191  Freddie Mac (+)                                 1.75          3/25/2022                2,991
    44,536  Freddie Mac (+)                                 1.45         12/25/2021                4,417
    72,455  Freddie Mac (+)                                 1.03         10/25/2022                5,039
    74,424  Freddie Mac (+)                                 1.44          8/25/2022                7,336
                                                                                              ----------
                                                                                                  29,470
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.6%)
$   16,665  Fannie Mae (+)                                  2.50%         7/01/2027           $   17,447
       674  Freddie Mac (+) (i)                             5.00          9/01/2020                  722
       455  Freddie Mac (+)                                 5.50          4/01/2036                  493
                                                                                              ----------
                                                                                                  18,662
                                                                                              ----------
            Total U.S. Government Agency Issues (cost: $54,914)                                   57,092
                                                                                              ----------
            U.S. TREASURY SECURITIES (3.2%)

            BONDS (1.8%)
    10,000  2.75%, 11/15/2042                                                                      9,702
    20,000  2.75%, 8/15/2042                                                                      19,425
    20,000  3.00%, 5/15/2042                                                                      20,481
     5,000  3.13%, 2/15/2042(i)                                                                    5,254
                                                                                              ----------
                                                                                                  54,862
                                                                                              ----------
            NOTES (1.4%)
     5,000  1.63%, 8/15/2022                                                                       5,015
    15,000  2.00%, 2/15/2022                                                                      15,638
    10,000  2.00%, 2/15/2023                                                                      10,294
    10,000  2.13%, 8/15/2021                                                                      10,584
                                                                                              ----------
                                                                                                  41,531
                                                                                              ----------
            Total U.S. Treasury Securities (cost: $95,355)                                        96,393
                                                                                              ----------
            MUNICIPAL BONDS (4.3%)

            AIRPORT/PORT (0.1%)
     2,000  College Park (INS)                              5.76          1/01/2015                2,064
     1,080  Riverside (INS)                                 5.19          8/01/2017                1,085
                                                                                              ----------
                                                                                                   3,149
                                                                                              ----------
            APPROPRIATED DEBT (0.7%)
     3,000  Baltimore City Board of School Commissioners    5.69         12/15/2025                3,684
     1,250  Escondido Joint Powers Financing Auth. (INS)    5.53          9/01/2018                1,310
     3,000  Kannapolis Ltd.                                 7.28          3/01/2027                3,320
     1,500  Kentucky State Property and Buildings
              Commission                                    4.08         11/01/2015                1,622
     5,000  Miami-Dade County School Board                  5.38          5/01/2031                5,822
     4,000  Palm Beach County School Board                  5.40          8/01/2025                4,717
                                                                                              ----------
                                                                                                  20,475
                                                                                              ----------
            CASINOS & GAMING (0.0%)
     1,000  Mashantucket (Western) Pequot Tribe (a),(k)     5.91          9/01/2021                  679
       460  Seneca Nation of Indians Capital Improvements
              Auth.                                         6.75         12/01/2013                  459
                                                                                              ----------
                                                                                                   1,138
                                                                                              ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       780  American Eagle Northwest, LLC                   4.97         12/15/2018                  817
                                                                                              ----------
            EDUCATION (1.1%)
     1,780  Austin CCD                                      5.20          2/01/2020                1,857
     3,430  Austin CCD                                      6.76          8/01/2030                4,509
     1,130  California State Univ. (INS)                    5.27         11/01/2017                1,177
     1,000  Colorado State Board of Governors Univ.
              Enterprise System                             4.90          3/01/2021                1,154

================================================================================

17  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$    3,000  Los Alamitos USD No. 1                          6.19%         2/01/2026           $    3,654
     3,000  Miami Univ. (A State Univ. of Ohio)             6.67          9/01/2028                3,783
    10,000  New Jersey EDA                                  5.25          9/01/2026               11,884
     3,000  Rensselaer Polytechnic Institute                5.60          9/01/2020                3,485
     1,000  Univ. of Oklahoma                               5.25         11/01/2019                1,043
                                                                                              ----------
                                                                                                  32,546
                                                                                              ----------
            ELECTRIC/GAS UTILITIES (0.1%)
     2,000  American Municipal Power, Inc.                  3.82          2/15/2014                2,043
     1,845  Piedmont Municipal Power Agency                 4.34          1/01/2017                1,897
                                                                                              ----------
                                                                                                   3,940
                                                                                              ----------
            GENERAL OBLIGATION (0.8%)
     1,250  Las Virgenes USD                                5.54          8/01/2025                1,498
     3,000  Long Beach USD                                  5.91          8/01/2025                3,823
     5,000  New York City                                   6.27         12/01/2037                6,804
     5,000  State of Washington                             5.25          2/01/2036                5,884
     4,045  Will County, Illinois                           3.83         11/15/2016                4,412
     1,520  Will County, Illinois                           4.08         11/15/2017                1,694
     1,405  Will County, Illinois                           4.28         11/15/2018                1,598
                                                                                              ----------
                                                                                                  25,713
                                                                                              ----------
            HOSPITAL (0.2%)
     1,000  Medical Univ. (INS)(PRE)                        5.01          2/15/2015                1,058
     3,000  Novant Health, Inc.                             5.35         11/01/2016                3,366
                                                                                              ----------
                                                                                                   4,424
                                                                                              ----------
            MISCELLANEOUS (0.0%)
       658  Keenan Dev. Association of Tennessee, LLC
              (INS)                                         5.02          7/15/2028                  698
                                                                                              ----------
            MULTIFAMILY HOUSING (0.2%)
     5,000  New York State Mortgage Agency                  4.20         10/01/2027                5,423
                                                                                              ----------
            NURSING/CCRC (0.0%)
       630  Statewide Communities Dev. Auth. (INS)          5.59          2/01/2015                  637
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
     2,000  Georgetown County Environmental
              Improvement                                   6.25          9/01/2023                2,009
                                                                                              ----------
            SALES TAX (0.1%)
     3,300  Miami-Dade County Transit System                4.59          7/01/2021                3,729
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.7%)
     2,000  Florida State Department of Environmental
              Protection                                    5.76          7/01/2020                2,322
     1,745  Metropolitan Nashville Airport Auth. (INS)      5.14          7/01/2018                1,923
     3,000  MTA                                             5.20         11/15/2018                3,479
     5,000  MTA                                             6.73         11/15/2030                6,525
     3,000  New Jersey Transportation Trust Fund Auth.      5.75         12/15/2028                3,661
     2,500  New York City Transitional Finance Auth.        5.00          2/01/2035                2,880
                                                                                              ----------
                                                                                                  20,790
                                                                                              ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                          5.50          4/01/2021                3,546
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL
AMOUNT                                                                                            MARKET
$(000)/                                                   COUPON                                   VALUE
SHARES      SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            WATER/SEWER UTILITY (0.1%)
$    2,500  Tohopekaliga Water Auth.                        5.25%        10/01/2036           $    2,905
                                                                                              ----------
            Total Municipal Bonds (cost: $113,425)                                               131,939
                                                                                              ----------
            PREFERRED STOCKS (1.5%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   105,000  Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)            11,596
                                                                                              ----------
            ENERGY (0.1%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     3,000  Chesapeake Energy Corp., 5.75%, perpetual (a)                                          3,018
                                                                                              ----------
            FINANCIALS (0.5%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    50,000  HSBC Holdings plc, 6.20%, perpetual                                                    1,269
     5,000  US Bancorp, 7.19%, perpetual                                                           4,583
                                                                                              ----------
                                                                                                   5,852
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    $3,000  Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                         3,116
    $3,000  Syncora Holdings Ltd., 6.88%, perpetual(f)                                                --
                                                                                              ----------
                                                                                                   3,116
                                                                                              ----------
            REGIONAL BANKS (0.1%)
         2  CoBank ACB, 1.46%, perpetual(a)                                                        1,337
                                                                                              ----------
            REINSURANCE (0.0%)
     2,000  American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired 1/23/2007
            - 3/02/2007; cost $2,058*(f),(g)                                                         500
                                                                                              ----------
            REITs - OFFICE (0.1%)
   160,000  CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                   4,090
                                                                                              ----------
            Total Financials                                                                      14,895
                                                                                              ----------
            INDUSTRIALS (0.1%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.1%)
     4,000  Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
            perpetual(a)                                                                           3,958
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     2,000  Centaur Funding Corp., 9.08%(a)                                                        2,535
                                                                                              ----------
            UTILITIES (0.3%)
            ----------------
            ELECTRIC UTILITIES (0.3%)
    99,000  Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual         10,580
                                                                                              ----------
            Total Preferred Stocks (cost: $46,309)                                                46,582
                                                                                              ----------

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.8%)

            COMMERCIAL PAPER (3.2%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
$   18,892  Carnival Corp. (a),(j)                          0.29%         5/06/2013           $   18,891
                                                                                              ----------
            CONSUMER STAPLES (0.5%)
            -----------------------
            DISTILLERS & VINTNERS (0.5%)
    15,000  Diageo Capital plc (a),(j)                      0.25          5/01/2013               15,000
                                                                                              ----------
            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    15,000  DCP Midstream, LLC (a),(j)                      0.28          5/07/2013               15,000
                                                                                              ----------
            UTILITIES (1.6%)
            ----------------
            ELECTRIC UTILITIES (1.6%)
     8,378  Northeast Utilities (a),(j)                     0.28          5/03/2013                8,378
    11,007  Pacific Gas & Electric Co. (a),(j)              0.23          5/02/2013               11,007
     5,933  Pacific Gas & Electric Co. (a),(j)              0.25          5/07/2013                5,933
    22,860  Southern California Edison Co. (a),(j)          0.23          5/03/2013               22,859
                                                                                              ----------
                                                                                                  48,177
                                                                                              ----------
            Total Utilities                                                                       48,177
                                                                                              ----------
            Total Commercial Paper                                                                97,068
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (1.6%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            GENERAL MERCHANDISE STORES (0.2%)
     6,745  Marion EDA (LOC - Key Bank, N.A.)               0.40          2/01/2035                6,745
                                                                                              ----------
            LEISURE FACILITIES (0.4%)
    10,000  Twins Ballpark, LLC (INS)(LIQ)(a)               1.13         10/01/2034               10,000
                                                                                              ----------
            Total Consumer Discretionary                                                          16,745
                                                                                              ----------
            MATERIALS (0.4%)
            ----------------
            STEEL (0.4%)
    13,300  Blytheville                                     0.44%         6/01/2028               13,300
                                                                                              ----------
            MUNICIPAL BONDS (0.6%)
            ----------------------
            AIRPORT/PORT (0.3%)
     7,850  Clark County (LOC - Landesbank Baden-
              Wurttemberg)                                  0.40          7/01/2029                7,850
                                                                                              ----------
            NURSING/CCRC (0.3%)
    10,000  EDA (LOC - Sovereign Bank)                      0.88          5/15/2033               10,000
                                                                                              ----------
            Total Municipal Bonds                                                                 17,850
                                                                                              ----------
            Total Variable-Rate Demand Notes                                                      47,895
                                                                                              ----------
            Total Money Market Instruments (cost: $144,963)                                      144,963
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $2,754,673)                                              $3,012,421
                                                                                              ==========

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                                            UNREALIZED
 NUMBER OF                                                                                 APPRECIATION/
 CONTRACTS                                                 EXPIRATION      CONTRACT       (DEPRECIATION)
LONG/(SHORT) SECURITY                                         DATE        VALUE (000)         (000)
--------------------------------------------------------------------------------------------------------
             FUTURES (2.8%)
       300   10YR U.S. Treasury Note Futures                6/19/2013       $40,008           $      490
       300   30YR U.S. Treasury Bond Futures                6/19/2013        44,512                1,160
                                                                            -------           ----------

             TOTAL FUTURES                                                  $84,520           $    1,650
                                                                            =======           ==========

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------
                                                 (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                               QUOTED PRICES        OTHER         SIGNIFICANT
                                                 IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                                  MARKETS         OBSERVABLE         INPUTS
                                               FOR IDENTICAL        INPUTS
ASSETS                                             ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                        $       5,444     $ 1,495,453      $         --      $  1,500,897
  Eurodollar and Yankee Obligations                       --         484,659                --           484,659
  Asset-Backed Securities                                 --          52,249             6,518            58,767
  Commercial Mortgage Securities                          --         491,129                --           491,129
  U.S. Government Agency Issues                           --          57,092                --            57,092
  U.S. Treasury Securities                            96,393              --                --            96,393
  Municipal Bonds                                         --         131,939                --           131,939
Equity Securities:
  Preferred Stocks                                     1,269          44,813               500            46,582
Money Market Instruments:
  Commercial Paper                                        --          97,068                --            97,068
  Variable-Rate Demand Notes                              --          47,895                --            47,895
Futures*                                               1,650                                               1,650
----------------------------------------------------------------------------------------------------------------
Total                                          $     104,756     $ 2,902,297      $      7,018      $  3,014,071
----------------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                        ASSET-BACKED           PREFERRED
                                                          SECURITIES              STOCKS
----------------------------------------------------------------------------------------
 Balance as of July 31, 2012                                  $    -                $500
 Purchases                                                         -                   -
 Sales                                                          (280)                  -
 Transfers into Level 3                                        6,613                   -
 Transfers out of Level 3                                          -                   -
 Net realized gain (loss)                                          6                   -
 Change in net unrealized appreciation/depreciation              179                   -
----------------------------------------------------------------------------------------
 Balance as of April 30, 2013                                 $6,518                $500
----------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, asset-backed securities with a fair value of $6,613,000 were transferred from Level 2 to Level 3. Due to an assessment of events at the end of the reporting period, these securities had a single broker quote provided to the Fund's pricing service. Preferred stocks with a fair value of $2,154,000 were transferred from Level 1 to Level 2 as a result of a change in methodology being reported by the pricing service at the beginning of the period. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

22  | USAA Intermediate-Term Bond Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, certain bonds, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

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                                         Notes to Portfolio of Investments |  24
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D. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E. NEW ACCOUNTING PRONOUNCEMENTS -
--------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

F. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $268,513,000 and $10,765,000, respectively, resulting in net unrealized appreciation of $257,748,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,042,504,000 at April 30, 2013, and, in total, may not equal

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25  | USAA Intermediate-Term Bond Fund

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100%. A category percentage of 0.0% represents less than 0.1% of net assets.
Investments in foreign securities were 15.0% of net assets at April 30, 2013.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

CAD     Canadian dollars
CCD     Community College District
EDA     Economic Development Authority
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
REIT    Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  26

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USD     Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JPMorgan chase Bank, N.A. or U.S. Bank, N.A.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2013.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2013.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Security was fair valued at April 30, 2013, by the Manager in accordance with valuation procedures approved by the Board.

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27  | USAA Intermediate-Term Bond Fund

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(g)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2013, was $25,163,000, which represented 0.8% of the Fund's net assets.
(h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.
(i) Securities with a value of $1,764,000 are segregated as collateral for initial margin requirements on open futures contracts.
(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l)  In U.S. dollars unless otherwise noted.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  28



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.